       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 2006.

                                                             FILE NOS. 033-85014

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

               PRE-EFFECTIVE AMENDMENT NO.                   [ ]
              POST-EFFECTIVE AMENDMENT NO. 26                [X]
                             AND/OR
          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                      AMENDMENT NO. 28                       [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786
                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


It is proposed that this filing will become effective:



[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on [  date  ] pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interests in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006

                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
                         POLARIS CHOICE VARIABLE ANNUITY
                          FSA ADVISOR VARIABLE ANNUITY

--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS:

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the fiscal year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Date: June 23, 2006



                Please keep this Supplement with your Prospectus

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006

                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
                         FS VARIABLE ANNUITY ACCOUNT TWO
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 2005

                    VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY
--------------------------------------------------------------------------------
                        FS VARIABLE ANNUITY ACCOUNT FIVE
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 24, 2005
                         (AS SUPPLEMENTED MAY 1, 2006)

                       SEASONS SELECT II VARIABLE ANNUITY
--------------------------------------------------------------------------------

AS OF AUGUST 1, 2006, THE FOLLOWING PARAGRAPH REPLACES THE 4TH AND 5TH PARAGRAPHS UNDER THE TRANSFER POLICIES SUBHEADING:

On or about August 1, 2006, we are modifying the operation of the Standard U.S. Mail Policy component of our transfer policy as follows:

In addition to charging a fee when you exceed a specific number of transfers, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests submitted by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.

AS OF AUGUST 1, 2006, THE FOLLOWING PARAGRAPH REPLACES THE 8TH PARAGRAPH UNDER THE TRANSFER POLICIES SUBHEADING:

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies that perform asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not necessarily be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Date:   June 30, 2006

                Please keep this Supplement with your Prospectus

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No.
0000950129-06-004650.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:



Financial statements of First SunAmerica Life Insurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of FS Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No.
0000950129-06-004650.



The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference to Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.


(b) Exhibits


(1)   Resolutions Establishing Separate Account........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   (a)  Variable Annuity Contract...................................   2
      (b)  Optional Payment Enhancement Endorsement....................   3
      (c)  Optional Guaranteed Minimum Account Value Endorsement.......   5
      (d)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement ..............................   8
      (e)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (7 year)....................................................   8
      (f)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............   9
      (g)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......   9
(5)   Application for Contract.........................................   3
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation................................   1
      (b)  Amended and Restated By-Laws dated December 19, 2001........   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Form of Fund Participation Agreement....   1
      (b)  SunAmerica Series Trust Form of Fund Participation
           Agreement...................................................   1
      (c)  American Funds Form of Fund Participation Agreement.........   4
      (d)  Lord Abbett Form of Fund Participation Agreement............   4
      (e)  Van Kampen Form of Fund Participation Agreement.............   4
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   7
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica,
           the Depositor of Registrant.................................   9
      (b)  Power of Attorney
           (1) Power of Attorney -- First SunAmerica Life Insurance
           Company.....................................................   9
           (2) Power of Attorney -- American Home Assurance Company....   Filed Herewith
      (c)  Support Agreement of American International Group, Inc......   6
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   6


---------------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998,
     Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 8, File Nos. 033-85014 and 811-08810, filed on March 31, 1998,
     Accession No. 0000950148-98-000732.

3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 18, File Nos. 033-85014 and 811-08810, filed on February 8, 2002,
     Accession No. 0000950148-02-000266.

4 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
     Accession No. 0000950148-02-002786.

5 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 23, File Nos. 033-85014 and 811-08810, filed on April 21, 2004,
     Accession No. 0000950148-04-000768.

6 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 25, File Nos. 033-85014 and 811-08810, filed on August 12, 2005,
     Accession No. 0000950129-05-008180.

7 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005,
     Accession No. 000950129-05-009958.


8 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 033-85014 and 811-08810, filed on October 24, 2005,
     Accession No. 0000950129-05-010017.



9 Incorporated by reference to Post-Effective No. 25 and Amendment No. 27, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                         POSITION
----                                                                         --------
Jay S. Wintrob.......................................  Director, Chief Executive Officer & President
James R. Belardi.....................................  Director and Senior Vice President
Marc H. Gamsin.......................................  Director and Senior Vice President
N. Scott Gillis(1)...................................  Director, Senior Vice President and Chief Financial
                                                       Officer
Jana W. Greer(1).....................................  Director and Senior Vice President
Bruce R. Abrams(2)...................................  Director, Senior Vice President
Christine A. Nixon...................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)...............................  Director
Marion E. Fagen(3)...................................  Director
Patrick J. Foley(3)..................................  Director
Cecil C. Gamwell III(3)..............................  Director
Jack R. Harnes(3)....................................  Director
David L. Herzog(3)...................................  Director
John I. Howell(3)....................................  Director
Christopher J. Swift(3)..............................  Director
Michael J. Akers(2)..................................  Senior Vice President
Gregory M. Outcalt...................................  Senior Vice President
Stewart R. Polakov(1)................................  Senior Vice President and Controller
Edwin R. Raquel(1)...................................  Senior Vice President and Chief Actuary
Timothy W. Still(1)..................................  Senior Vice President
Gavin D. Friedman....................................  Vice President
Roger Hahn(4)........................................  Vice President
Tracey Harris(2).....................................  Vice President
Rodney Haviland(1)...................................  Vice President
Michelle H. Powers(2)................................  Vice President
Mallary L. Reznik....................................  Vice President
Stephen Stone(1).....................................  Vice President
Edward T. Texeria(1).................................  Vice President
Virginia N. Puzon....................................  Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835, filed June 19, 2006.



ITEM 27.  NUMBER OF CONTRACT OWNERS



As of June 1, 2006, the number of Polaris/Polaris II contracts funded by FS Variable Separate Account was 8,837 of which 4,471 were qualified contracts and 4,366 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                                                     POSITION
------------------                                                     --------
Peter A. Harbeck.................................  Director
J. Steven Neamtz.................................  Director, President & Chief Executive Officer
Debbie Potash-Turner.............................  Senior Vice President, Chief Financial Officer &
                                                   Controller
John T. Genoy....................................  Vice President
James Nichols....................................  Vice President
Kathleen S. Stevens..............................  Manager, Compliance
Christine A. Nixon**.............................  Secretary
Virginia N. Puzon**..............................  Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendment No. 26 and Amendment No. 28 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 23rd day of June, 2006.

                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----

JAY S. WINTROB*                                         Chief Executive Officer, President &           June 23, 2006
------------------------------------------------                      Director
JAY S. WINTROB                                              (Principal Executive Officer)


BRUCE R. ABRAMS*                                                      Director                         June 23, 2006
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                  Director                         June 23, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JAMES R. BELARDI*                                                     Director                         June 23, 2006
------------------------------------------------
JAMES R. BELARDI


MARION E. FAJEN*                                                      Director                         June 23, 2006
------------------------------------------------
MARION E. FAJEN


PATRICK J. FOLEY*                                                     Director                         June 23, 2006
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                       Director                         June 23, 2006
------------------------------------------------
MARC H. GAMSIN


CECIL C. GAMWELL III*                                                 Director                         June 23, 2006
------------------------------------------------
CECIL C. GAMWELL III


N. SCOTT GILLIS*                                       Senior Vice President, Chief Financial          June 23, 2006
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                       Officer)

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----


JANA W. GREER*                                                        Director                         June 23, 2006
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                       Director                         June 23, 2006
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                      Director                         June 23, 2006
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                       Director                         June 23, 2006
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                   Director                         June 23, 2006
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                 Director                         June 23, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                     Senior Vice President and Controller           June 23, 2006
------------------------------------------------           (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                             Attorney-in-Fact                     June 23, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 23rd day of June, 2006.

                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:     /s/ ROBERT S. SCHIMEK

                                       -----------------------------------------
                                                  ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*M. BERNARD AIDINOFF                                                   Director                        June 23, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                             Director and President                 June 23, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                                 Director                        June 23, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                     Director                        June 23, 2006
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                               Director                        June 23, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                       Director                        June 23, 2006
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                                 Director                        June 23, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                   Director                        June 23, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                           Director and Chairman                  June 23, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                        Director                        June 23, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                       Director, Senior Vice President and           June 23, 2006
------------------------------------------------                      Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                   Director                        June 23, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                                Director                        June 23, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH





By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                    June 23, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX



EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
(10)          Consent of Independent Registered Public Accounting Firm
(13)(b)(2)    Power of Attorney -- American Home Assurance Company